Employee Related Liabilities	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE-RELATED LIABILITIES
EMPLOYEE-RELATED LIABILITIES
Pension and Other Post-Employment Benefit Plans

Prior to January 2, 2002, our defined benefit pension plan covered most U.S. employees. Benefits for this plan were based on years of service and qualifying compensation during the final years of employment. Effective January 2, 2002, we amended our defined benefit plan to discontinue future benefit accruals for certain participants. In addition, effective January 2, 2002, no new participants will be added to the plan. Effective January 1, 2012, the accumulation of new benefits for all participants under our defined benefit pension plan was frozen. This change did not have a material impact on the Company's financial statements because the plan was frozen to new participants in 2001 and combined with turnover, the level of active participants was not significant.
We also have a non-qualified plan under the Employee Retirement Income Security Act of 1974. This plan provides benefits in addition to the defined benefit plan. Eligibility for participation in this plan requires coverage under the defined benefit plan and other specific circumstances. The non-qualified plan has also been amended to discontinue future benefit accruals.
Prior to January 1, 2002, our health care plan provided post-retirement medical benefits to full-time U.S. employees who met minimum age and service requirements. The plan is contributory, with retiree contributions adjusted annually, and contains other cost-sharing features such as deductibles and coinsurance. Effective January 1, 2002, we amended our health care plan to discontinue eligibility for post-retirement medical benefits for certain participants. In addition, effective January 2, 2002, no new participants will be eligible for post-retirement medical benefits under the plan.
Effective January 1, 2012, the amortization period for the unamortized unrealized loss was changed to the remaining life expectancy of the plan participants, which was derived from an actuarial mortality table. This change was triggered since substantially all the plan participants are now inactive/retired. Prior to 2012, the amortization period was derived based on the average remaining service period of the active participants expected to receive benefits. This change has reduced the amortization expense related to the unrealized loss.
Net periodic post-retirement benefit cost (income) consists of the following:

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2012	2011	2010	2012	2011	2010
In millions
Service cost	$1.1	$2.9	$2.9	$—	$—	$—
Interest cost	7.8	9.4	9.6	0.8	1.1	1.4
Expected return on plan assets	(13.8)	(15.4)	(14.3)	—	—	—
Amortization of prior service cost	—	—	—	(0.7)	(0.5)	(0.5)
Net actuarial loss (gain)	4.1	7.9	8.5	(0.5)	(1.5)	(1.6)
Settlement charges	6.7	—	—	—	—	—
Net periodic benefit cost (income)	$5.9	$4.8	$6.7	$(0.4)	$(0.9)	$(0.7)

In 2012, the MEMC pension plans experienced significant lump sum payment activity related to the 2011 global reduction in force previously described in Note 3. This event triggered settlement accounting with both the US and foreign plans because there were significant pension benefit obligations settled during 2012.

To determine pension and other post-retirement and post-employment benefit measurements for the plans, we use a measurement date of December 31. The following is a table of actuarial assumptions used to determine the net periodic benefit cost (income):

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2012	2011	2010	2012	2011	2010
Weighted-average assumptions:
Discount rate	3.65%	4.58%	5.18%	3.93%	5.09%	5.65%
Expected return on plan assets	8.34%	8.36%	8.38%	NA	NA	NA
Rate of compensation increase	3.62%	3.63%	3.73%	3.75%	3.75%	3.75%
Current medical cost trend rate	NA	NA	NA	8.00%	8.00%	8.00%
Ultimate medical cost trend rate	NA	NA	NA	5.00%	5.00%	5.75%
Year the rate reaches ultimate trend rate	NA	NA	NA	2018	2017	2016

The following summarizes the change in benefit obligation, change in plan assets, and funded status of the plans:

	Pension Plans		Health Care and Other Plans
Year ended December 31,	2012	2011	2012	2011
In millions
Change in benefit obligation:
Benefit obligation at beginning of year	$227.2	$213.3	$20.1	$23.0
Service cost	1.1	2.9	—	—
Interest cost	7.8	9.4	0.8	1.1
Plan participants’ contributions	—	—	0.5	0.8
Plan amendments	—	—	—	(3.9)
Actuarial loss	17.8	19.0	2.3	1.1
Gross benefits paid	(8.7)	(14.9)	(2.2)	(2.0)
Settlements	(21.0)	(2.1)	—	—
Currency exchange gain	(0.7)	(0.4)	—	—
Benefit obligation at end of year	$223.5	$227.2	$21.5	$20.1
Change in plan assets:
Fair value of plan assets at beginning of year	$176.0	$192.2	$—	$—
Actual (loss) gain on plan assets	22.3	(2.4)	—	—
Employer contributions	0.6	1.5	1.7	1.2
Plan participants’ contributions	—	—	0.5	0.8
Settlements	(18.5)	—	—	—
Gross benefits paid	(8.7)	(14.9)	(2.2)	(2.0)
Currency exchange (loss) gain	0.1	(0.4)	—	—
Fair value of plan assets at end of year	$171.8	$176.0	$—	$—
Net amount recognized	$(51.7)	$(51.2)	$(21.5)	$(20.1)
Amounts recognized in statement of financial position:
Other assets, noncurrent	$—	$—	$—	$—
Accrued liabilities, current	(0.6)	(0.7)	(1.4)	(1.2)
Pension and post-employment liabilities, noncurrent	(51.1)	(50.5)	(20.1)	(18.9)
Net amount recognized	$(51.7)	$(51.2)	$(21.5)	$(20.1)

Amounts recognized in accumulated other comprehensive (loss) income (before tax):

	Pension Plans		Health Care and Other Plans
As of December 31,	2012	2011	2012	2011
In millions
Net actuarial loss (gain)	$86.8	$88.2	$(0.3)	$(3.1)
Prior service credit	—	—	(12.1)	(12.8)
Net amount recognized	$86.8	$88.2	$(12.4)	$(15.9)

The estimated amounts that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost (income) in 2013 are as follows:

	Pension Plans	Health Care and Other Plans
In millions
Actuarial loss	$2.6	$—
Prior service credit	—	(0.7)
Total	$2.6	$(0.7)

The following is a table of the actuarial assumptions used to determine the benefit obligation:

	Pension Plans		Health Care and Other Plans
As of December 31,	2012	2011	2012	2011
Weighted-average assumptions:
Discount rate	3.14%	3.65%	3.37%	3.95%
Rate of compensation increase	—%	3.62%	3.75%	3.75%

The composition of our plans and age of our participants are such that, as of December 31, 2012 and 2011, the medical cost trend rate no longer has a significant effect on the valuation of our health care plans.
The U.S. pension plan assets are invested primarily in marketable securities, including common stocks, bonds and interest-bearing deposits. The weighted-average allocation of pension benefit plan assets at year ended December 31 were as follows:

		Actual Allocation		Fair Value
Asset Category (Dollars in millions)	2012 Target Allocation	2012	2011	2012	2011
Cash	—%	32%	15%	$53.7	$24.8
Equity securities	60%	55%	61%	92.9	105.2
Fixed income securities	40%	13%	24%	21.9	41.6
Total	100%	100%	100%	$168.5	$171.6

Asset Category (In millions)	Asset Value as of December 31, 2012	Asset Value as of December 31, 2011
Cash and cash equivalents	$53.7	$24.8
Equity securities:
U.S. large cap	38.5	50.9
Mid cap	11.1	11.9
Small cap	11.0	11.3
International	22.0	21.3
Emerging markets	10.3	9.8
Fixed income:
Investment grade bonds	8.3	15.8
Corporate bonds	13.6	25.8
Total	$168.5	$171.6

The investment objectives of our pension plan assets are as follows:

•	To achieve a favorable relative return as compared with inflation;

•	To achieve an above average total rate of return relative to capital markets;

•	Preservation of capital through a broad diversification among asset classes which react, as nearly as possible, independently to varying economic and market circumstances; and

•	Long-term growth, with a degree of emphasis on stable growth, rather than short-term capital gains.
Our pension cost (income) and pension liabilities are actuarially determined, and we use various actuarial assumptions, including the discount rate, rate of salary increase, and expected return on plan assets to estimate our pension cost (income) and obligations. We determine the expected return on plan assets based on our pension plans’ intended long-term asset mix. The expected investment return assumption used for the pension plans reflects what the plans can reasonably expect to earn over a long-term period considering plan target allocations. The expected return includes an inflation assumption and adds real returns for the asset mix and a premium for active management, and subtracts expenses. While the assumed expected rate of return on the U.S. pension plan assets in 2012 and 2011 was 8.5% and 8.5%, respectively, the actual return experienced in our pension plan assets in the comparable periods in 2012 and 2011 was 12.8% and (1.3)%, respectively. We consult with the plans’ actuaries to determine a discount rate assumption for pension and other post-retirement and post-employment plans that reflects the characteristics of our plans, including expected cash outflows from our plans, and utilize an analytical tool that incorporates the concept of a hypothetical yield curve.
Our pension obligations are funded in accordance with provisions of federal law. Contributions to our pension and post-employment plans in 2012 totaled $0.6 million and $1.7 million, respectively, and in 2011 totaled $1.5 million and $1.2 million, respectively. The funding status of our U.S pension plan was underfunded by $19.5 million and $19.1 million as of December 31, 2012 and December 31, 2011, respectively, and recorded in pension and post-employment liabilities. Our foreign pension plans and health care and other plans continue to maintain an underfunded status as of December 31, 2012 and 2011 and are recorded in pension and post-employment liabilities. As of December 31, 2012, the accumulated benefit obligation for our U.S. pension plan was $187.9 million and the fair value of plan assets was $168.4 million. We expect contributions to our pension and post-employment plans in 2013 to be approximately $0.0 million and $1.4 million, respectively.
MEMC uses appropriate valuation techniques based on the available inputs to measure the fair value of its investments. When available, MEMC measures fair value using Level 1 inputs because they generally provide the most reliable evidence of fair value. As of December 31, 2012 and 2011, the pension plan’s investments in equity and fixed income securities were all valued using Level 1 inputs based on the fair value as determined by quoted market price on a daily basis, except for $53.7 million that was valued using level 3 inputs as of December 31, 2012. This asset is an investment in a group annuity contract and the fair value is estimated to be the contract value of the group annuity contract. The pension plan can make withdrawals from the group annuity contract subject to certain provisions and restrictions. As there is a full guarantee of the contract value and the risk to the plan assets is minimized with such a guarantee the contract value is deemed to be an appropriate approximation of fair value. There were no similar assets as of December 31, 2011.
As discussed above, in 2011 the U.S. pension plan assets decreased to less than the accumulated benefit obligation. As of December 31, 2012 and 2011, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets were as follows:

	Pension Plans
	2012	2011
In millions
Projected benefit obligation, end of year	$223.5	$227.2
Accumulated benefit obligation, end of year	$212.5	$216.2
Fair value of plan assets, end of year	$171.8	$176.0

We estimate that the future benefits payable for the pension and other post-retirement plans are as follows:

	Pension Plans	Health Care and Other Plans
In millions
2013	$18.4	$1.4
2014	$12.2	$1.6
2015	$12.0	$1.5
2016	$12.5	$1.4
2017	$12.3	$1.4
2018-2022	$61.4	$6.5

Defined Contribution Plans
We sponsor a defined contribution plan under Section 401(k) of the Internal Revenue Code covering all U.S. salaried and hourly employees, and a defined contribution plan in Taiwan covering most salaried and hourly employees of our Taiwan subsidiary. Our costs included in our consolidated statement of operations totaled $9.1 million, $9.4 million and $6.1 million for 2012, 2011 and 2010, respectively.
Other Employee-Related Liabilities
Employees of our subsidiaries in Italy and Korea are covered by an end of service entitlement that provides payment upon termination of employment. Contributions to these plans are based on statutory requirements and are not actuarially determined. The accrued liability was $21.6 million at December 31, 2012 and $20.9 million at December 31, 2011, and is included in other long-term liabilities and accrued liabilities on our balance sheet. The accrued liability is based on the vested benefits to which the employee is entitled assuming employee termination at the measurement date.